Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the
Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the PIMCO Long-Term U.S. Government Portfolio
Administrative Class Prospectus, PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus
and PIMCO Long-Term U.S. Government Portfolio Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Administrative Class [Member] | PIMCO Long-Term U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the
Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the PIMCO Long-Term U.S. Government Portfolio
Administrative Class Prospectus, PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus
and PIMCO Long-Term U.S. Government Portfolio Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Advisor Class [Member] | PIMCO Long-Term U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the
Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the PIMCO Long-Term U.S. Government Portfolio
Administrative Class Prospectus, PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus
and PIMCO Long-Term U.S. Government Portfolio Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Institutional Class [Member] | PIMCO Long-Term U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the
Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.
PIMCO Variable Insurance Trust
Supplement dated May 21, 2025 to the PIMCO Long-Term U.S. Government Portfolio
Administrative Class Prospectus, PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus
and PIMCO Long-Term U.S. Government Portfolio Institutional Class
Prospectus, each dated April 30, 2025, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)
Effective immediately, the second paragraph in the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:
The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.